PROVISIONS AND CONTINGENCIES - Legal proceedings (Details) - Metal-on-metal	Dec. 31, 2023 item
Disclosure of other provisions [line items]
Number of claims pending	276
Number of modular components	2
Number of cases requested by plaintiffs to be transferred	48